Income Tax Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ 1,131	$ (1,603)	$ (1,381)	$ (4,035)
Deferred	673	(146)	673	(292)
Income tax recovery (expense)	$ 1,804	$ (1,749)	$ (708)	$ (4,327)